UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Central Cash Management Fund

	Principal Amount ($)	Value ($)

Government & Agency Obligations 53.3%
U.S. Government Sponsored Agencies 49.8%
Federal Farm Credit Bank:
0.12% **, 8/4/2015	10,000,000	9,998,867
0.134% *, 4/8/2016	17,500,000	17,498,635
0.163% *, 3/3/2016	15,000,000	15,000,000
0.165% *, 5/5/2016	17,000,000	17,000,026
0.204% *, 7/8/2016	10,000,000	10,004,666
0.291% **, 5/13/2016	8,000,000	7,979,571
Federal Home Loan Bank:
0.08% **, 7/27/2015	10,000,000	9,999,422
0.095% **, 9/2/2015	15,000,000	14,997,506
0.1% **, 9/1/2015	30,000,000	29,994,833
0.1%, 9/23/2015	25,000,000	24,998,720
0.1% **, 10/23/2015	32,000,000	31,989,867
0.105% **, 8/12/2015	7,000,000	6,999,143
0.125%, 9/2/2015	10,000,000	9,998,575
0.135% **, 8/14/2015	5,000,000	4,999,175
0.16% **, 11/2/2015	8,250,000	8,245,453
0.16% **, 11/9/2015	5,000,000	4,997,089
0.17% **, 9/4/2015	2,794,000	2,793,142
0.18%, 7/29/2015	22,500,000	22,500,665
0.18%, 10/27/2015	19,100,000	19,098,628
0.18%, 11/4/2015	12,500,000	12,499,261
0.19%, 9/3/2015	10,000,000	9,999,689
0.19% **, 1/20/2016	15,000,000	14,983,929
0.21%, 10/13/2015	10,000,000	9,999,200
0.236% **, 1/29/2016	12,000,000	11,983,394
0.301% **, 2/19/2016	11,500,000	11,477,671
0.301% **, 3/8/2016	3,000,000	2,993,725
0.301% **, 3/11/2016	12,500,000	12,473,542
0.301% **, 5/25/2016	5,000,000	4,986,292
0.375%, 2/19/2016	12,500,000	12,507,499
0.5%, 11/20/2015	12,000,000	12,011,332
Federal Home Loan Mortgage Corp.:
0.08% **, 9/9/2015	25,000,000	24,996,111
0.095% **, 9/22/2015	20,000,000	19,995,619
0.14% **, 9/17/2015	8,000,000	7,997,573
0.15% **, 7/10/2015	8,500,000	8,499,681
0.2% **, 11/16/2015	7,600,000	7,594,173
0.251% **, 12/7/2015	5,000,000	4,994,479
4.375%, 7/17/2015	6,884,000	6,896,793
Federal National Mortgage Association:
0.09% **, 7/2/2015	5,000,000	4,999,988
0.14% **, 12/15/2015	5,000,000	4,996,753
0.15% **, 12/1/2015	10,000,000	9,993,625
0.166% *, 10/21/2016	9,000,000	8,999,362
0.19% **, 12/14/2015	2,000,000	1,998,248

		496,971,922
U.S. Treasury Obligations 3.5%
U.S. Treasury Notes:
0.06% *, 1/31/2016	15,000,000	15,000,000
0.25%, 9/15/2015	20,000,000	20,009,780

		35,009,780

Total Government & Agency Obligations (Cost $531,981,702)		531,981,702
Repurchase Agreements 31.2%
Barclays Capital, 0.1%, dated 6/30/2015, to be repurchased at $25,000,069 on 7/1/2015 (a)	25,000,000	25,000,000
Merrill Lynch & Co., Inc., 0.11%, dated 6/30/2015, to be repurchased at $136,000,416 on 7/1/2015 (b)	136,000,000	136,000,000
Nomura Securities International, 0.14%, dated 6/30/2015, to be repurchased at $150,000,583 on 7/1/2015 (c)	150,000,000	150,000,000

Total Repurchase Agreements (Cost $311,000,000)		311,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $842,981,702) †	84.5	842,981,702
Other Assets and Liabilities, Net	15.5	154,182,060

Net Assets	100.0	997,163,762

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $842,981,702.
*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

251	U.S. Treasury Inflation Indexed STRIPS	Zero Coupon	10/15/2015 - 4/15/2029	251
28,494,619	U.S. Treasury STRIPS	Zero Coupon	8/15/2016 - 11/15/2023	25,499,749

Total Collateral Value				25,500,000

(b)	Collateralized by $100,421,300 U.S. Treasury Bond, 8.75%, maturing on 8/15/2020 with a value of $138,720,097.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

7,860,000	Federal Home Loan Bank	2.5	2/22/2028	7,834,996
17,364,480	Federal Home Loan Mortgage Corp.	2.5 - 8.0	6/1/2016 - 6/1/2045	18,298,885
18,967,371	Federal National Mortgage Association	2.0 - 10.5	8/1/2015 - 6/1/2045	19,937,767
97,517,639	Government National Mortgage Association	3.0 - 10.5	10/15/2016 - 5/15/2045	106,928,352

Total Collateral Value				153,000,000

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of Junel 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(d)	$—	$531,981,702	$—	$531,981,702
Repurchase Agreements	$—	311,000,000	$—	311,000,000
Total	$—	$842,981,702	$—	$842,981,702

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015